Shareholders' Equity (Details) - Schedule of Information Regarding Outstanding Warrants to Purchase Shares - Warrants [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Class of Warrant or Right [Line Items]
Number of outstanding warrants	1,852,010,606
January 2019 [Member]
Class of Warrant or Right [Line Items]
Issuance date	January 2019
Number of outstanding warrants	223,810
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.65
April 2019 [Member]
Class of Warrant or Right [Line Items]
Issuance date	April 2019
Number of outstanding warrants	492,308
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.43
May 2019 [Member]
Class of Warrant or Right [Line Items]
Issuance date	May 2019
Number of outstanding warrants	47,250,000
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.13
January 2020 [Member]
Class of Warrant or Right [Line Items]
Issuance date	January 2020
Number of outstanding warrants	23,838,038
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.12
February 2020 [Member]
Class of Warrant or Right [Line Items]
Issuance date	February 2020
Number of outstanding warrants	11,250,000
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.05
June 2020 [Member]
Class of Warrant or Right [Line Items]
Issuance date	June 2020
Number of outstanding warrants	61,390,260
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.08
July 2020 [Member]
Class of Warrant or Right [Line Items]
Issuance date	July 2020
Number of outstanding warrants	29,419,890
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.08
August 2021 [Member]
Class of Warrant or Right [Line Items]
Issuance date	August 2021
Number of outstanding warrants	10,500,000
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.07
December 2021 [Member]
Class of Warrant or Right [Line Items]
Issuance date	December 2021
Number of outstanding warrants	10,500,000
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.07
January 2023 [Member]
Class of Warrant or Right [Line Items]
Issuance date	January 2023
Number of outstanding warrants	409,091,100
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.01
January 2023 One [Member]
Class of Warrant or Right [Line Items]
Issuance date	January 2023
Number of outstanding warrants	28,636,500
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.02
November 2023 [Member]
Class of Warrant or Right [Line Items]
Issuance date	November 2023
Number of outstanding warrants	1,219,418,700
Exercise price per warrant (in Dollars per share) | $ / shares	$ 0.01